Condensed unaudited financial information of the parent company	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed unaudited financial information of the parent company

Note 20 – Condensed unaudited financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for Infobird Co., Ltd, the parent company.

The subsidiary did not pay any dividend to the Company for the years presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2021, 2020 and 2019.

INFOBIRD CO., LTD

BALANCE SHEETS

	December 31, 2021	December 31, 2020
ASSETS
CURRENT ASSETS
Cash	$2,623,916	$—
Prepayments	20,000	—
Due from subsidiaries	10,999,973	—
Short-term investment	7,091,939	—
Total current assets	20,735,828	—

OTHER ASSETS
Escrow	600,000	—
Investment in subsidiaries	—	7,887,067
Total other assets	600,000	7,887,067

Total assets	$21,335,828	$7,887,067

LIABILITIES AND EQUITY

LIABILITIES
Deficit of investment in subsidiaries	$6,285,110	$—

COMMITMENTS AND CONTINGENCIES

EQUITY
Ordinary shares,$0.001 par value, 50,000,000 shares authorized, 25,445,000 and 19,000,000 issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	25,445	19,000
Additional paid-in capital	26,783,355	5,852,089
Statutory reserves	449,136	437,549
(Accumulated deficits) Retained earnings	(12,799,436)	1,084,383
Accumulated other comprehensive income	592,218	494,046
Total equity	15,050,718	7,887,067

Total liabilities and equity	$21,335,828	$7,887,067

INFOBIRD CO., LTD

STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended December 31,
	2021	2020	2019
General and administrative expenses	$(797,334)	$—	$—
Other Income, net	165,713	—	—

Equity of losses in subsidiaries	(13,240,611)	3,998,274	4,847,357
Net (loss) income	(13,872,232)	3,998,274	4,847,357
Foreign currency translation adjustment	(98,172)	464,721	(28,797)
Comprehensive (loss) income	$(13,774,060)	$4,462,995	$4,818,560

INFOBIRD CO., LTD

STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(13,872,232)	$3,998,274	$4,847,357
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	(165,713)	—	—
Equity loss (income) of subsidiaries	13,240,611	(3,998,274)	(4,847,357)
Share-based compensation	140,467
Change in operating assets and liabilities
Prepayments	(20,000)	—	—
Due from subsidiaries	(10,999,973)	—	—
Net cash used in operating activities	(11,676,840)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment	(15,000,000)	—	—
Short-term investment	8,073,774	—	—
Net cash used in investing activities	(6,926,226)	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceed from IPO	22,846,983	—	—
Payment of offering cost	(1,200,001)	—	—
Proceed from IPO placed in escrow	(600,000)
Net cash provided by financing activities	21,226,982	—	—

CHANGES IN CASH	2,623,916	—	—

CASH, beginning of year	—	—	—

CASH, end of year	$2,623,916	$—	$—